UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hull Tactical US ETF

Ticker: HTUS

Annual Report

October 31, 2023

LISTED ON THE NYSE ARCA, INC. (THE “EXCHANGE”)

Hull Tactical US ETF
Management’s Discussion of Fund Performance
(Unaudited)

October 31, 2023

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Hull Tactical US ETF (the “Fund”). The following information pertains to the fiscal period ended December 1, 2022 through October 31, 2023.

The Fund is an actively managed exchange traded fund that seeks to realize long-term appreciation from investments in the U.S. equity, derivative and treasury markets, independent of market direction. The target position is updated daily, with a maximum long position of 200% invested and a maximum short position of -100% invested. Short positions are implemented through the use of derivatives, which allows for a desired exposure without owning the underlying security. Short positions typically create positive performance when the broad market is declining and negative performance when the market is rising.

The short-term models utilized by HTAA, LLC, the Fund’s adviser, forecasted single day and 6-month equity risk premiums and was able to capture relevant market indicators related to volatility and investor sentiment. A component of the target market exposure was also implemented through the use of index options that benefit from the inherent implied skewness premium between puts and calls. As a result, the Fund was able to outperform its benchmark S&P 500® Index, a market index comprised of the 500 largest issuers in the United States, thanks to its ability to adjust its exposure to the broad market on a daily basis.

The Fund experienced positive performance during the fiscal period ended October 31, 2023. The market price for the Fund increased 6.31% and the net asset value increased 5.61% while the S&P 500® Index, a broad market index, increased 4.31% over the same period.

The Fund was reorganized through an acquisition of the assets of the Hull Tactical US ETF, which commenced operations on June 24, 2015, and continued operations on June 2, 2023. The Fund had 1,025,000 shares outstanding as of October 31, 2023.

We appreciate your investment in the Hull Tactical US ETF.

Sincerely,

Petra Bakosova

Chief Executive Officer & Portfolio Manager

HTAA, LLC, Adviser to the Fund

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investment Results (Unaudited)

Average Annual Total Returns* as of October 31, 2023

					Since
	Eleven		Three		Inception
	Months	One Year	Years	Five Years	6/24/2015
Hull Tactical US ETF - NAV	5.61%	10.80%	10.69%	9.05%	7.63%
Hull Tactical US ETF - Market Price	6.31%	10.15%	11.58%	8.92%	7.54%
S&P 500® Index(a)	4.31%	10.14%	10.36%	11.01%	10.61%

Total annual operating expenses, as disclosed in the Hull Tactical US ETF’s (the “Fund”) prospectus dated May 17, 2023, were 0.95% of average daily net assets. Pursuant to its Advisory Agreement, HTAA, LLC, the Fund’s adviser (the “Adviser”), pays all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Excluded Expenses”). Additional information pertaining to the Fund’s expense ratios (not including acquired fund fees and expenses) as of October 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 484-2484. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The S&P 500® Index (the “Index”), or Standard & Poor’s 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 484-2484. Please read it carefully before investing.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in Hull Tactical US ETF and the S&P 500® Index.

The graph shows the value of a hypothetical initial investment of $10,000 made on June 24, 2015 (commencement of operations) and held through October 31, 2023.

The S&P 500® Index (the “Index”), or Standard & Poor’s 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (844) 484-2484. You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Hull Tactical US ETF Holdings as of October 31, 2023*

*	As a percentage of net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at www.hulltacticalfunds.com.

Hull Tactical US ETF
Schedule of Investments
October 31, 2023

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 81.67%
SPDR S&P 500 ETF Trust(a)(b)	61,367	$25,663,680
Total Exchange-Traded Funds
(Cost $23,027,065)		25,663,680

	Principal
	Amount
U.S. GOVERNMENT & AGENCIES(c)(d) — 0.57%
United States Treasury Bill, 4.87%, 11/2/2023	$173,000	172,975
United States Treasury Bill, 4.56%, 12/28/2023(b)	6,000	5,949
Total U.S. Government & Agencies
(Cost $178,936)		178,924

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
CALL OPTIONS PURCHASED — 0.08%
S&P 500 Index	9	$3,774,420	$4,300.00	November 2023	15,210
S&P 500 Index	15	6,290,700	4,375.00	November 2023	6,825
S&P 500 Index	13	5,451,940	4,400.00	November 2023	3,575
Total Call Options Purchased
(Cost $44,917)					25,610
Total Investments — 82.32%
(Cost $23,250,918)					25,868,214
Other Assets in Excess of Liabilities — 17.68%					5,556,624
Net Assets — 100.00%					$31,424,838

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of October 31, 2023, the percentage of net assets invested in SPDR S&P 500 ETF Trust was 81.67% of the Fund.

(b)	Security, or a portion thereof, has been pledged as collateral on open future contracts and/or written options. The total collateral pledged is $8,369,949.

(c)	Non-income producing security.

(d)	The rate shown represents effective yield at time of purchase.

ETF	- Exchange Traded Funds

SPDR	- Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
October 31, 2023

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Put Options (0.10)%
S&P 500 Index	(8)	$(3,355,040)	$4,125.00	November 2023	$(30,560)
Total Written Options (Premiums Received $17,940)					$(30,560)

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Schedule of Futures Contracts
October 31, 2023

LONG					Unrealized
FUTURES					Appreciation
CONTRACTS	Contracts	Expiration Date	Notional Value (a)	Value	(Depreciation)
E-Mini S&P 500 Index	135	December 2023	$28,559,436	$28,432,688	$(126,748)
Total Futures					$(126,748)

(a)	In accordance with §210.12-13A, the notional amount should be the current notional amount at the close of the period.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statement of Assets and Liabilities
October 31, 2023

Assets
Investments in securities at fair value (cost $23,250,918)	$25,868,214
Cash and cash equivalents	5,955,485
Cash held at broker for futures contract transactions	3,293,255
Receivable for net variation margin on futures contracts	150,699
Interest receivable	52,037
Total Assets	35,319,690
Liabilities
Options written, at value (premiums received $17,940)	30,560
Payable for fund shares redeemed	3,831,797
Payable to Adviser	32,495
Total Liabilities	3,894,852
Net Assets	$31,424,838
Net Assets consist of:
Paid-in capital	$30,782,866
Accumulated earnings	641,972
Net Assets	$31,424,838
Shares outstanding (unlimited number of shares authorized, no par value)	1,025,000
Net asset value, offering and redemption price per share	$30.66

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statements of Operations

	For the
	Eleven
	Months	For the
	Ended	Year Ended
	October 31,	October 31,
	2023(a)	2022
Investment Income
Dividend income	$254,047	$174,313
Interest income	522,797	79,735
Total investment income	776,844	254,048
Expenses
Investment Adviser fees	267,131	223,426
Total expenses	267,131	223,426
Net investment income	509,713	30,622
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(54,660)	268,161
Securities Sold Short	—	(159,060)
Purchased options	(202,856)	(25,576)
Written options	(115,556)	(88,086)
Futures contracts	356,198	599,981
Foreign currency translations	30	—
Net Change in unrealized appreciation (depreciation) on:
Investment securities	(89,959)	(1,558,627)
Purchased options	(19,307)	16,111
Written options	(12,620)	24
Futures contracts	(304,931)	173,806
Net realized and change in unrealized loss on investments	(443,661)	(773,266)
Net increase (decrease) in net assets resulting from operations	$66,052	$(742,644)

(a)	The Fund changed its fiscal year to October 31.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statements of Changes in Net Assets

	For the Eleven
	Months Ended	For the Year	For the Year
	October 31,	Ended October	Ended October
	2023(a)	31, 2022	31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$509,713	$30,622	$(7,180)
Net realized gain (loss) on investment securities transactions, purchased options, written options, futures contracts and foreign currency translations	(16,844)	595,420	3,382,732
Net change in unrealized appreciation (depreciation) of investment securities, purchased options, written options and futures contracts	(426,817)	(1,368,686)	2,147,386
Net increase (decrease) in net assets resulting from operations	66,052	(742,644)	5,522,938
Distributions to shareholders from Earnings	(1,320,544)	(2,241,364)	(1,064,110)
Capital Transactions:
Proceeds from shares sold	27,877,453	—	—
Amount paid for shares redeemed	(19,810,507)	—	(3,073,511)
Net increase (decrease) in net assets resulting from capital transactions	8,066,946	—	(3,073,511)
Total Increase (Decrease) in Net Assets	6,812,454	(2,984,008)	1,385,317
Net Assets
Beginning of year	24,612,384	27,596,392	26,211,075
End of year	$31,424,838	$24,612,384	$27,596,392
Share Transactions - Fund Class:
Shares sold	850,000	—	—
Shares redeemed	(625,000)	—	(100,000)
Net increase (decrease) in shares	225,000	—	(100,000)

(a)	The Fund changed its fiscal year to October 31.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Financial Highlights

(For a share outstanding during each period)

	For the
	Eleven
	Months
	Ended
	October 31,		For the Years Ended November 30,
	2023*		2022	2021		2020	2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$30.77		$34.50	$29.12		$26.72	$27.35	$28.73
Investment operations:
Net investment income (loss)(a)	0.50		0.04	(0.01)		0.08	0.28	0.23
Net realized and unrealized gain (loss)	1.04	(b)	(0.97)	6.65		2.57	1.25 (b)	0.60
Total from investment operations	1.54		(0.93)	6.64		2.65	1.53	0.83
Less distributions to shareholders from:
Net investment income	(0.11)		—	—		(0.25)	(0.23)	(0.16)
Net realized gains	(1.54)		(2.80)	(1.26)		—	(1.93)	(2.05)
Total distributions	(1.65)		(2.80)	(1.26)		(0.25)	(2.16)	(2.21)
Net asset value, end of period	$30.66		$30.77	$34.50		$29.12	$26.72	$27.35
Total Return(c)	5.61	% (d)	(3.07)%	23.60%		9.99%	7.91%	3.01%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,425		$24,612	$27,596		$26,211	$45,424	$62,916
Ratio of net expenses to average net assets(e)	0.91	% (f)	0.91%	0.96	% (g)	0.91%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets(e)	1.74	% (f)	0.12%	(0.03)%		0.31%	1.13%	0.83%
Portfolio turnover rate(h)	46	% (d)	215%	393%		833%	560%	1,320%

*	The Fund changed its fiscal year to October 31.

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(f)	Annualized.

(g)	The expense ratio includes security sold short fees on securities sold short. Had this expense been excluded, the ratio would have been 0.91%.

(h)	Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Notes to the Financial Statements
October 31, 2023

NOTE 1. ORGANIZATION

Hull Tactical US ETF (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) at a meeting of the Board of Trustees (the “Board”) held on March 6-7, 2023. The Trust is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2023 (the “Trust Agreement”). The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is HTAA, LLC (the “Adviser”). The Fund’s investment objective is to seek long-term capital appreciation.

Reorganization - The Hull Tactical US ETF is the legal successor to the Hull Tactical US ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, an unaffiliated registered investment company. On June 2, 2023, the Fund acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization (the “Reorganization”).

The Reorganization was accomplished by a tax-free exchange of 850,000 shares of the Fund, valued at $27,208,018 for the 850,000 shares of the Predecessor Fund outstanding on June 2, 2023.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $27,208,018, including $4,734,707 of unrealized appreciation, $139,740 of undistributed net investment income, and $(1,847,769) of accumulated realized loss.

The Reorganization transferred the investment advisory responsibility from Exchange Traded Concepts, LLC to HTAA, LLC. Prior to the Reorganization, HTAA, LLC served as the Predecessor Fund’s sub-adviser, thus maintaining the continuity of the portfolio management.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”): Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Counterparty Risk and Collateral – The Fund invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Futures Contracts – The Fund utilized futures contracts during the fiscal period ended October 31, 2023 to seek the desired long or short exposure to the S&P 500 Index. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

transaction and the amount invested in the futures contract. Under the Futures Agreement the Future Commission Merchant (“FCM”) generally has the right, in the event that the Fund defaults, to liquidate the Fund’s open positions and to use those proceeds and any related collateral posted by the Fund to satisfy the Fund’s obligations to the FCM. Such setup provisions are considered “one-sided” or “asymmetrical” in that, although the FCM has the corresponding right to offset its assets and liabilities with the FCM in the event of a default by FCM. A Futures Agreement with “one-sided” setoff provision does not meet the definition of an enforceable master netting (or similar) agreement in that the reporting entity has no right of set off.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the fiscal period ended October 31, 2023 that had equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Options – The Fund may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of October 31, 2023, if applicable. The amount of realized gain (loss) on Purchased and Written Option is

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

presented on the Statement of Operations as “Net Realized Gain on Purchased and Written Option” The change in the net fair value of the Purchased and Written Option is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Option.”

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2023 and the effect of derivative instruments on the Statement of Operations for the fiscal period ended October 31, 2023.

As of October 31, 2023:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$25,610
Written Options		Written options,at fair value	(30,560)
Futures Contracts	Receivable for net variation margin on futures contracts		150,699

For the fiscal period ended October 31, 2023:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(202,856)	$(19,307)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	(115,556)	(12,620)
Futures Contracts	Net realized gain and change in unrealized appreciation (depreciation) on futures contracts	356,198	(304,931)

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

For the fiscal year ended November 30, 2022:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(25,576)	$16,111
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	(88,086)	24
Futures Contracts	Net realized gain and change in unrealized appreciation (depreciation) on futures contracts	599,981	173,806

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal period ended October 31, 2023:

Average Ending Monthly
Derivatives	Fair Value
Purchased Options(a)	$29,136
Written Options(a)	(41,355)
Futures Contracts(b)	23,340,710

(a)	Average based on the 4 months during the period that had activity.

(b)	Average based on the 11 months during the period that had activity.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2023:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral		Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged		Amount
Written Options	$30,560	$—	$30,560	$(30,560)	$—		$—

Net Amounts
		Gross	of Assets
		Amounts Offset	Presented in
	Gross Amounts	in Statement	Statement of
	of Recognized	of Assets and	Assets and	Financial	Collateral		Net
	Assets	Liabilities	Liabilities	Instruments	Pledged		Amount
Variation Margin on Futures Contracts	150,699	—	150,699	—	—	*	—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statement of Assets and Liabilities as Cash held at broker for futures contract transactions.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Assets		Valuation Inputs
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,663,680	$—	$—	$25,663,680
U.S. Government & Agencies	—	178,924	—	178,924
Purchased Options	25,610	—	—	25,610
Total	$25,689,290	$178,924	$—	$25,868,214

Liabilities
Written Options	$(30,560)	$—	$—	$(30,560)
Futures(a)	(126,748)	—	—	(126,748)
Total	$(157,308)	$—	$—	$(157,308)

(a)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.91% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses) so that total annual fund operating expenses remain at 0.91% of the Fund’s average daily net assets.

Prior to the Reorganization, Exchange Traded Concepts, LLC (“Exchange Traded Concepts”), served as the investment adviser and the Adviser served as the investment sub-adviser to the Predecessor Fund. Under the terms of the agreement between Exchange Traded Concepts and the Predecessor Fund, Exchange Traded Concepts was entitled to an annual fee, payable monthly at an annual rate of 0.91% of the average daily net assets of the Fund. The Predecessor Fund did not pay the Adviser for its services as sub-adviser, but Exchange Traded Concepts paid the Adviser. During the period prior to the reorganization, Exchange Traded Concepts paid the Adviser $115,290 in sub-adviser fees.

For the fiscal period ended October 31, 2023, the Adviser earned a fee of $267,131 from the Fund. At October 31, 2023, the Fund owed the Adviser $32,495 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services. Prior to June 2, 2023, SEI Investments Global Funds Services served as the Fund’s administrator.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting through March 31, 2023. Effective April 1, 2023, the annual retainer increased to $2,000 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter. Prior to June 2, 2023, SEI Investments Distribution Co. served as the Fund’s distributor.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended October 31, 2023, purchases and sales of investment securities, other than short-term investments, were $23,367,458 and $7,842,297, respectively.

For the fiscal period ended October 31, 2023, there were no purchases and sales for in-kind transactions.

For the fiscal period ended October 31, 2023, the Fund incurred net realized gains of $0 on in-kind redemptions.

There were no purchases or sales of long-term U.S. government obligations during the fiscal period ended October 31, 2023.

NOTE 6. CAPITAL SHARES TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). For the fiscal period ended October 31, 2023, the Fund received $8,000 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At October 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,780,652
Gross unrealized depreciation	(1,794,657)
Net unrealized appreciation on investments	$985,995
Tax cost of investments	$24,882,219

The tax character of distributions paid for the fiscal period/years ended October 31, 2023, November 30, 2022, and November 30, 2021, were as follows:

	2023	2022	2021
Distributions paid from:
Ordinary income(a)	$911,629	$1,780,978	$975,959
Long-term capital gains	408,915	460,386	88,151
Total distributions paid	$1,320,544	$2,241,364	$1,064,110

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

At October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$394,455
Accumulated capital and other losses	$(757,787)
Unrealized appreciation on investments	1,005,304
Total accumulated earnings	$641,972

For Federal income tax purposes, the cost of securities owned at October 31, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

As of October 31, 2023, the Fund had short-term capital loss carryforwards of $757,787. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distribution such gains to shareholders.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of October 31, 2023, the Fund had 81.67% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
October 31, 2023

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Hull Tactical US ETF and
Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, schedule of open written option contracts, and schedule of futures contracts, of Hull Tactical US ETF (the “Fund”), a series of Capitol Series Trust, as of October 31, 2023, the related statements of operations for the period December 1, 2022 to October 31, 2023 and for the year ended November 30, 2022, the statements of changes in net assets for the period December 1, 2022 to October 31, 2023 and for the two years ended November 30, 2022, the related notes, and the financial highlights for the period December 1, 2022 to October 31, 2023 and the five years in the period ended November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 29, 2023

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	May 1,	October 31,	During	Expense
	2023	2023	Period(a)	Ratio
Actual	$1,000.00	$982.40	$4.56	0.91%
Hypothetical(b)	$1,000.00	$1,020.61	$4.64	0.91%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 16% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2023 ordinary income dividends, 16% qualifies for the corporate dividends received deduction.

For the fiscal year ended October 31, 2023, the Fund designated $408,915 as long-term capital gain distributions.

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on March 6 and 7, 2023, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)

(19)       of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period the Investment Advisory Agreement between the Trust and HTAA LLC d/b/a Hull Tactical (“Hull Tactical” or “Adviser”) (the “Investment Advisory Agreement”) with respect to the Hull Tactical US ETF (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Hull Tactical and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement. Such information included, but was not limited to: Hull Tactical’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement; the proposed Agreement and Plan of Reorganization by and between the Trust on behalf of the Fund and Exchange Traded Concepts Trust on behalf of the Hull Tactical US ETF (the “Predecessor Fund”), for which Hull Tactical had served as the sub-adviser since its inception; the performance history of the Predecessor Fund; and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Hull Tactical, with Trust management, and with counsel to the Independent Trustees. The Trustees noted the completeness of the Support Materials provided by Hull Tactical, which included both responses and materials provided in response to initial and supplemental due diligence requests. Representatives from Hull Tactical met with the Trustees and provided further information, including but not limited to: details of the services that Hull Tactical proposed to provide to the Fund and the proposed management fee for those services; the business strategy for the Fund; the ownership and financial condition of the Adviser and its controlling affiliates; Hull Tactical’s resources available to service the Fund, including compliance resources; other investment strategies managed by Hull Tactical; and the projected profitability of the Fund to Hull Tactical. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Hull Tactical, including the historical services provided by Hull Tactical to the Predecessor Fund; (2) the cost of the services to be provided and the profits to be realized by Hull Tactical from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows

Investment Advisory Agreement Approval (Unaudited) (continued)

and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; (5) the proposed Agreement and Plan of Reorganization by and between the Trust on behalf of the Fund and Exchange Traded Concepts Trust on behalf of the Predecessor Fund; (6) Hull Tactical’s services as sub-adviser to the Predecessor Fund; and (7) other financial benefits to Hull Tactical resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as the presentation of Hull Tactical, and noting additional discussions with representatives of Hull Tactical that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of the services that Hull Tactical will provide to the Fund. Based upon discussions with Hull Tactical and the Support Materials provided, the Board concluded that the overall arrangements between the Trust and Hull Tactical as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Hull Tactical will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Hull Tactical will provide under the Investment Advisory Agreement, noting that such services would include but would not be limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities and derivatives to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Hull Tactical effects on behalf of the Fund; (5) selecting broker-dealers, and as consistent with the limitations of the Investment Company Act, commodity futures merchants to execute orders on behalf of the Fund; and (6) performing compliance services on behalf of the Fund. They also noted that because the investment management fee that Hull Tactical will receive from the Fund is a “unitary fee”, Hull Tactical will be required to pay all of the Fund’s operating expenses other than the unitary management fee and certain excluded expenses. In addition, they noted that from its own resources, Hull Tactical will provide marketing support services to the Fund and its intermediary partners. The Trustees considered the capitalization of Hull Tactical and its ultimate control persons, the personal guarantee of Mr. Blair Hull, Founder and Chairman of Hull Tactical, Hull Tactical’s assets under management and the support and commitment of Hull Tactical’s parent company to the Fund. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the quantitative models utilized by Hull Tactical to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees evaluated the Predecessor Fund’s historical performance, noting that the Fund’s performance exceeded its benchmark (40% FTSE 3 Month US T-Bill Index + 60% S&P 500 Total Return Index) for the three-year period and five-year period, and trailed its benchmark for the one-year and since-inception periods ended December 31, 2022. The Trustees also noted that for the three-year, five-year, and since inception periods, the Fund’s performance exceeded the performance of its Broadridge peer group median and the Morningstar Long-Short

Investment Advisory Agreement Approval (Unaudited) (continued)

Equity category median and for the one-year period trailed the Morningstar category median and equaled the Broadridge peer group median. Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that Hull Tactical would provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund would pay to Hull Tactical under the Investment Advisory Agreement, as well as Hull Tactical’s projected profitability from the services that it would render to the Fund, noting the said services historically had not been profitable to the Hull Tactical when it served as sub-adviser to the Predecessor Fund, but that profitability projections for the Fund indicate that the Fund will become profitable to the Adviser as assets grow. They further noted Hull Tactical’s obligation under the Fund’s unitary fee structure to pay for most of the Fund’s non-advisory operating expenses, and reviewed the financial condition and fiscal health of Hull Tactical as it relates to the firm’s ability to provide contractually required services to the Fund, including paying for such operational services. In evaluating the Adviser’s financial condition as it relates to its ability to provide such services and pay such expenses, the Trustees took into account the financial commitment of Hull Tactical and its parent company, as well as the personal guarantee of Mr. Blair Hull.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Hull Tactical the projected unitary fee and the contractual expenses of the Fund as compared to those of other funds in the peer group category analysis provided by Broadridge. In addition, they considered that the proposed fee structure of the Fund was a unitary fee wherein Hull Tactical would be obligated to pay all operating expenses of the Fund. The Trustees noted that the Fund’s projected expense ratio was equal to the Morningstar category average and was lower than the Broadridge peer group average and peer group median. He further noted that the Fund’s contractual management fee was higher than the Morningstar category average and the Broadridge peer group average and lower than the Morningstar category median and the Broadridge peer group median. The Trustees noted that Hull Tactical did not provide investment advice to client accounts with an investment objective and strategy substantially similar to the Fund, or with regard to the Predecessor Fund and therefore, did not consider the performance and expenses of similarly managed Hull Tactical accounts. After evaluating the information presented and recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that the proposed advisory fee to be paid to Hull Tactical for the management of the Fund’s portfolio is reasonable.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale and noted the pro forma profitability projections. They noted that the Predecessor Fund was not profitable, and that the Fund was not projected to be profitable in its first year of operations, and therefore, found that no material economies of scale exist at this time and that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that Hull Tactical will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees noted that Hull Tactical had confirmed that there were no economic or other benefits to Hull Tactical or its affiliates associated with the selection or use of any particular providers for the Fund’s portfolio. The Trustees concluded that all

Investment Advisory Agreement Approval (Unaudited) (continued)

things considered, Hull Tactical does not receive material additional financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Hull Tactical. Based on the assurances from representatives of Hull Tactical, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Fund.

Conclusions. Based upon the presentation of Hull Tactical to the Board and the Support Materials considered in connection with the approval of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Hull Tactical, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, the fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Trustees and Officers (Unaudited)

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

As of the date of this report, the Trustees oversee the operations of 15 series.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Birth Year: 1945 TRUSTEE AND CHAIR Began Serving: November 2013	Principal Occupation(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present) Board member, Boys & Girls Club of Coachella (2018 to present).
Lori Kaiser Birth Year: 1963 TRUSTEE Began Serving: July 2018	Principal Occupation(s): Founder and CEO, Kaiser Consulting since 1992.
Janet Smith Meeks Birth Year: 1955 TRUSTEE Began Serving: July 2018

Principal Occupation(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel St. Ann’s Hospital (2006 to 2015).

Mary Madick Birth Year: 1958 TRUSTEE Began Serving: November 2013

Principal Occupation(s): President, US Health Holdings, a division of Ascension Insurance (2020 to present).

Previous Position(s): President (2019 to 2020) and Chief Operating Officer (2018 to 2019), Dignity Health Managed Services Organization; Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (2016 to 2018); Vice President, Gateway Heath (2015 to 2016).

Trustees and Officers (Unaudited) (continued)

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David James* Birth Year: 1970 TRUSTEE Began Serving: March 2021

Principal Occupation(s):Executive Vice President and Chief Legal and Risk Officer of Ultimus Fund Solutions, LLC (“Ultimus”) and a member of the board of managers of Ultimus Fund Distributors, LLC and Northern Lights Compliance Services, LLC, each an affiliate of Ultimus (2018 to present).

Previous Position(s): Managing Director and Senior Managing Counsel, State Street Bank and Trust Company (2009 to 2018).

*	Mr. James is considered an “interested person” of the Trust within the meaning of Section 2(a) (19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Officers. The following table provides information regarding the Officers.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Birth Year: 1976 PRESIDENT and CHIEF EXECUTIVE OFFICER Began Serving: September 2013 (as VP); September 2018 (as President)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Capitol Series Trust (September 2013 to March 2017); Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Secretary, Capitol Series Trust (March 2018 to September 2018).

Zachary P. Richmond Birth Year: 1980 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (February 2019 to present).

Previous Position(s): Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (December 2015 to February 2019).

Martin R. Dean Birth Year: 1963 CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): President, Northern Lights Compliance Services, LLC (2023 to present).

Previous Position(s): Senior Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 to January 2023).

Trustees and Officers (Unaudited) (continued)

Paul F. Leone Birth Year: 1963 SECRETARY Began Serving: June 2021

Principal Occupation(s): Vice President and Senior Counsel, Ultimus Fund Solutions, LLC (2020 to present).

Previous Position(s):Managing Director, Leone Law Office, P.C. (2019 to 2020); and served in the roles of Senior Counsel - Distribution and Senior Counsel - Compliance, Empower Retirement/Great-West Life & Annuity Ins. Co. (2015 to 2019).

Stephen Preston Birth Year: 1966 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016

Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Distributors, LLC (June 2011 to present).

Previous Position(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC (June 2011 to August 2019).

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (844) 484-2484 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at 844-484-2484 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman David James Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Paul F. Leone, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER HTAA, LLC 141 W. Jackson Boulevard, Suite 1650 Chicago, IL 60604	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Light Distributors, LLC

Member FINRA/SIPC

Hull-AR-23

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountant for the two most recent fiscal years:

Hull Tactical US ETF:	FY 2023	$15,000
	FY 2022	$15,225

(b) Audit-Related Fees billed to the registrant by its principal accountant for the two most recent fiscal years:

Hull Tactical US ETF:	FY 2023	$0
	FY 2022	$0

c) Tax Fees billed to the registrant by its principal accountant for the two most recent fiscal years:

Hull Tactical US ETF:	FY 2023	$3,500
	FY 2022	$3,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountant for the two most recent fiscal years:

Hull Tactical US ETF:	FY 2023	$0
	FY 2022	$0
(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

   (2) None of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f)    During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2023	$3,500	$0
FY 2022	$3,000	$0

(h)  Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of Item 3 of Form N-CSR.

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	January 08, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	January 08, 2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	January 08, 2024